Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investments
Held-to-maturity investments	$ 1,804	¥ 12,400	¥ 65,000
Available for sale investments	6,130	42,148	95,345
Total Investments held by consolidated investment funds	57,585	395,929
Total short-term investments	65,519	450,477	160,345
Long-term investments
Held-to-maturity investments	17,696	121,671	205,500
Available-for-sale investments	20,362	139,994	432,977
Investments measured at fair value	54,485	374,612
Total other long-term investments	95,115	653,961	300,760
Total Investments held by consolidated investment funds	15,917	109,439	49,029
Total long-term investments	149,090	1,025,065	988,266
Total investments	214,609	1,475,542	1,148,611
Fixed Income Products
Short-term investments
Held-to-maturity investments	1,804	12,400	65,000
Available for sale investments	6,130	42,148	95,345
Long-term investments
Held-to-maturity investments	17,696	121,671	205,500
Available-for-sale investments	20,362	139,994	138,897
Equity Securities of Listed Equity Securities
Long-term investments
Available-for-sale investments			294,080
Private Equity Funds Products
Long-term investments
Investments measured at cost less impairment	20,093	138,149	147,800
Other Investments
Long-term investments
Investments measured at cost less impairment	$ 20,537	¥ 141,200	¥ 152,960